Significant accounting policies - Estimated And Weighted Average Useful Lives of Depreciable Assets (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Generation | Renewable Energy
Public Utility, Property, Plant and Equipment [Line Items]
Weighted average useful lives	35 years	32 years
Generation | Thermal
Public Utility, Property, Plant and Equipment [Line Items]
Weighted average useful lives	24 years	23 years
Generation | Minimum | Renewable Energy
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Generation | Minimum | Thermal
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Generation | Maximum | Renewable Energy
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	60 years	60 years
Generation | Maximum | Thermal
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years	40 years
Distribution | Gas
Public Utility, Property, Plant and Equipment [Line Items]
Weighted average useful lives	38 years	38 years
Distribution | Electrical
Public Utility, Property, Plant and Equipment [Line Items]
Weighted average useful lives	41 years	42 years
Distribution | Water & wastewater
Public Utility, Property, Plant and Equipment [Line Items]
Weighted average useful lives	39 years	25 years
Distribution | Minimum | Gas
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Distribution | Minimum | Electrical
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years	8 years
Distribution | Minimum | Water & wastewater
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Distribution | Maximum | Gas
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	80 years	80 years
Distribution | Maximum | Electrical
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	75 years	75 years
Distribution | Maximum | Water & wastewater
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	50 years	50 years
Equipment
Public Utility, Property, Plant and Equipment [Line Items]
Weighted average useful lives	24 years	21 years
Equipment | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Equipment | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	50 years	50 years